Retirement benefit obligations - Schedule of Net Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (30,201)	£ (28,965)
Net amount recognised in the balance sheet	3,532	3,732
Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(30,201)	(28,965)
Fair value of scheme assets	£ 33,733	£ 32,697